Supplement Dated July 16, 2010 to Your Prospectus or

Annual Product Information Notice

Putnam VT New Opportunities Fund — Name Change

Effective September 1, 2010, Putnam VT New Opportunities Fund will be renamed Putnam VT Multi-Cap Growth Fund.

This supplement should be retained with the Prospectus for future reference.

HV-8040